Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Contingent Liabilities Details Narrative
Cap on environment financial responsibility					$ 1,871
Environmental remediation expense	$ 0	$ 2,000		$ 0	(1,000)	$ 0
Total cost of remediation					$ 1,833
Environmental remediation recovery			$ 3,000